OFFICE AND MISCELLANEOUS	9 Months Ended
Sep. 30, 2022
OFFICE AND MISCELLANEOUS

19. OFFICE AND MISCELLANEOUS

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Advertising, Marketing, and Investor Relations	$872,996	$1,842,624	$3,013,764	$4,380,924
Compliance fees	25,410	229,033	127,746	420,313
Contract Work	79,518	93,479	379,384	152,236
Other	289,275	215,771	827,055	392,378
	$1,267,199	$2,380,907	$4,347,949	$5,345,851